Convertible Debentures - Additional Information (Detail)					12 Months Ended
	Jul. 21, 2017 CAD ($) shares	Jul. 21, 2017 USD ($) shares	Jun. 10, 2016 CAD ($) shares	Jun. 10, 2016 USD ($) shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Jul. 21, 2017 USD ($)	Jun. 10, 2016 USD ($)
Convertible debentures [line items]
Debentures decreased					$ 119,581,192			$ 138,190,884
Gains (losses) recognised in profit or loss, fair value measurement, liabilities					18,609,692
Comprehensive income (loss)					3,212,139
Comprehensive income					21,821,831
Gains (losses) recognised in profit or loss, fair value measurement, liabilities					$ 18,609,692
Interest rate					7.50%		7.50%			7.50%
Borrowings, interest rate, payable in cash										5.00%
Borrowings, interest rate, payable in common shares										2.50%
2016 Debentures [member]
Convertible debentures [line items]
Gains (losses) recognised in profit or loss, fair value measurement, liabilities					$ 11,331,743	$ 6,049,408
Gross proceeds from issuance of convertible debentures			$ 76,416,000	$ 60,000,000
Net proceeds from issuances of convertible debentures			72,363,602	56,852,383
Convertible debenture issuance costs			$ 4,052,398	$ 3,147,617
Establishment fee, percent			3.00%	3.00%
Establishment fee			$ 2,292,480	$ 1,800,000
Establishment fee (shares) | shares			1,005,586	1,005,586
Convertible debentures at fair value			$ 74,123,520		61,149,632		$ 47,081,639	72,481,375	$ 53,131,047	$ 90,742,373		$ 58,200,000
Gains (losses) recognised in profit or loss, fair value measurement, liabilities					11,331,743	6,049,408
Convertible debt, conversion price							2.3261		2.3261
2017 Debentures [member]
Convertible debentures [line items]
Gains (losses) recognised in profit or loss, fair value measurement, liabilities					7,277,949	3,178,182
Gross proceeds from issuance of convertible debentures	$ 75,294,000	$ 60,000,000
Net proceeds from issuances of convertible debentures	72,482,854	57,759,864
Convertible debenture issuance costs	$ 2,811,146	$ 2,240,136
Establishment fee, percent	3.00%	3.00%
Establishment fee	$ 2,258,820	$ 1,800,000
Establishment fee (shares) | shares	869,271	869,271
Convertible debentures at fair value	$ 73,035,180				58,431,560		44,988,882	$ 65,709,509	48,167,064	$ 80,627,593	$ 58,200,000
Gains (losses) recognised in profit or loss, fair value measurement, liabilities					$ 7,277,949	$ 3,178,182
Convertible debt, conversion price							$ 2.6919		$ 2.6919